Deferred Share Units (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Share Units
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the years ended December 31, 2021 and 2020:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at June 30, 2019	-	$-
Granted (i)	7,500,000	1.03
Unvested as at June 30, 2020 and December 31, 2020	7,500,000	$1.03
Vested	(1,875,000)	1.03
Unvested as at December 31, 2021	5,625,000	$1.03

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the year ended December 31, 2021, the Company recognized $421,284 stock-based compensation related to the DSUs (six months ended December 31, 2020 - $560,461 and the year ended June 30, 2020 - $549,664), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss. The fair value at December 31, 2021 was $1,531,409

Schedule of Deferred Share Units

The following table summarizes the DSU activity during the nine months ended September 30, 2022 and 2021:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2020 and September 30, 2021 (i)	7,500,000	$1.03

Unvested as at December 31, 2021	5,625,000	$1.03
Granted (i)	210,000	0.20
Vested (ii)(iii)	(3,125,000)	1.03
Unvested as at September 30, 2022	2,710,000	$1.00

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. On July 1, 2022 the Company granted 210,000 DSU’s, these DSU’s vest after 12 months of the issuance date. During the nine months ended September 30, 2022, and 2021 the Company recognized $493,060 and $430,964, respectively, recovery of stock-based compensation related to the DSUs, which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss), as DSU’s were settled in cash during the 9 months ended September 30, 2022. Upon redemption of the 2,500,000 DSUs (see (iii)) the fair value of the remaining DSU liability at September 30, 2022 was $363,648.

(ii)	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.

(iii)	During the nine months ended September 30, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions. The DSU’s were therefore all accelerated to vest.